Shareholder Report, Holdings (Details)	Oct. 31, 2025
Equity Series Class S | Cash, short-term investment, and liabilities, less other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Equity Series Class S | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.30%
Equity Series Class S | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Equity Series Class S | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Equity Series Class S | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
Equity Series Class S | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Equity Series Class S | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Equity Series Class S | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.20%
Equity Series Class S | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Equity Series Class S | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Equity Series Class W | Cash, short-term investment, and liabilities, less other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Equity Series Class W | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.30%
Equity Series Class W | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Equity Series Class W | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Equity Series Class W | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
Equity Series Class W | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Equity Series Class W | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Equity Series Class W | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.20%
Equity Series Class W | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Equity Series Class W | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Overseas Series Class S | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.60%
Overseas Series Class S | Cash, short-term investment, and other assets, less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Overseas Series Class S | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Overseas Series Class S | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
Overseas Series Class S | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Overseas Series Class S | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Overseas Series Class S | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Overseas Series Class S | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Overseas Series Class S | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Overseas Series Class S | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Overseas Series Class S | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Overseas Series Class I | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.60%
Overseas Series Class I | Cash, short-term investment, and other assets, less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Overseas Series Class I | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Overseas Series Class I | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
Overseas Series Class I | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Overseas Series Class I | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Overseas Series Class I | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Overseas Series Class I | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Overseas Series Class I | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Overseas Series Class I | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Overseas Series Class I | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Overseas Series Class Z | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.60%
Overseas Series Class Z | Cash, short-term investment, and other assets, less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Overseas Series Class Z | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Overseas Series Class Z | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
Overseas Series Class Z | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Overseas Series Class Z | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Overseas Series Class Z | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Overseas Series Class Z | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Overseas Series Class Z | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Overseas Series Class Z | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Overseas Series Class Z | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Pro-Blend(R) Conservative Term Series Class S | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
Pro-Blend(R) Conservative Term Series Class S | Cash, short-term investment, and other assets, less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Pro-Blend(R) Conservative Term Series Class S | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
Pro-Blend(R) Conservative Term Series Class S | U.S. Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.10%
Pro-Blend(R) Conservative Term Series Class S | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Pro-Blend(R) Conservative Term Series Class S | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Pro-Blend(R) Conservative Term Series Class S | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Pro-Blend(R) Conservative Term Series Class S | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Pro-Blend(R) Conservative Term Series Class S | U.S. Government Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Pro-Blend(R) Conservative Term Series Class S | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Pro-Blend(R) Conservative Term Series Class S | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Pro-Blend(R) Conservative Term Series Class S | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Pro-Blend(R) Conservative Term Series Class S | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Pro-Blend(R) Conservative Term Series Class S | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Pro-Blend(R) Conservative Term Series Class S | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Pro-Blend(R) Conservative Term Series Class S | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Pro-Blend(R) Conservative Term Series Class S | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Pro-Blend(R) Conservative Term Series Class S | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Pro-Blend(R) Conservative Term Series Class S | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Pro-Blend(R) Conservative Term Series Class I | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
Pro-Blend(R) Conservative Term Series Class I | Cash, short-term investment, and other assets, less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Pro-Blend(R) Conservative Term Series Class I | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
Pro-Blend(R) Conservative Term Series Class I | U.S. Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.10%
Pro-Blend(R) Conservative Term Series Class I | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Pro-Blend(R) Conservative Term Series Class I | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Pro-Blend(R) Conservative Term Series Class I | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Pro-Blend(R) Conservative Term Series Class I | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Pro-Blend(R) Conservative Term Series Class I | U.S. Government Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Pro-Blend(R) Conservative Term Series Class I | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Pro-Blend(R) Conservative Term Series Class I | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Pro-Blend(R) Conservative Term Series Class I | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Pro-Blend(R) Conservative Term Series Class I | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Pro-Blend(R) Conservative Term Series Class I | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Pro-Blend(R) Conservative Term Series Class I | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Pro-Blend(R) Conservative Term Series Class I | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Pro-Blend(R) Conservative Term Series Class I | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Pro-Blend(R) Conservative Term Series Class I | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Pro-Blend(R) Conservative Term Series Class I | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Pro-Blend(R) Conservative Term Series Class R | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
Pro-Blend(R) Conservative Term Series Class R | Cash, short-term investment, and other assets, less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Pro-Blend(R) Conservative Term Series Class R | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
Pro-Blend(R) Conservative Term Series Class R | U.S. Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.10%
Pro-Blend(R) Conservative Term Series Class R | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Pro-Blend(R) Conservative Term Series Class R | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Pro-Blend(R) Conservative Term Series Class R | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Pro-Blend(R) Conservative Term Series Class R | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Pro-Blend(R) Conservative Term Series Class R | U.S. Government Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Pro-Blend(R) Conservative Term Series Class R | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Pro-Blend(R) Conservative Term Series Class R | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Pro-Blend(R) Conservative Term Series Class R | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Pro-Blend(R) Conservative Term Series Class R | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Pro-Blend(R) Conservative Term Series Class R | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Pro-Blend(R) Conservative Term Series Class R | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Pro-Blend(R) Conservative Term Series Class R | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Pro-Blend(R) Conservative Term Series Class R | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Pro-Blend(R) Conservative Term Series Class R | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Pro-Blend(R) Conservative Term Series Class R | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Pro-Blend(R) Conservative Term Series Class L | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
Pro-Blend(R) Conservative Term Series Class L | Cash, short-term investment, and other assets, less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Pro-Blend(R) Conservative Term Series Class L | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
Pro-Blend(R) Conservative Term Series Class L | U.S. Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.10%
Pro-Blend(R) Conservative Term Series Class L | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Pro-Blend(R) Conservative Term Series Class L | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Pro-Blend(R) Conservative Term Series Class L | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Pro-Blend(R) Conservative Term Series Class L | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Pro-Blend(R) Conservative Term Series Class L | U.S. Government Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Pro-Blend(R) Conservative Term Series Class L | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Pro-Blend(R) Conservative Term Series Class L | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Pro-Blend(R) Conservative Term Series Class L | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Pro-Blend(R) Conservative Term Series Class L | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Pro-Blend(R) Conservative Term Series Class L | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Pro-Blend(R) Conservative Term Series Class L | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Pro-Blend(R) Conservative Term Series Class L | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Pro-Blend(R) Conservative Term Series Class L | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Pro-Blend(R) Conservative Term Series Class L | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Pro-Blend(R) Conservative Term Series Class L | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Pro-Blend(R) Conservative Term Series Class W | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
Pro-Blend(R) Conservative Term Series Class W | Cash, short-term investment, and other assets, less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Pro-Blend(R) Conservative Term Series Class W | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
Pro-Blend(R) Conservative Term Series Class W | U.S. Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.10%
Pro-Blend(R) Conservative Term Series Class W | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Pro-Blend(R) Conservative Term Series Class W | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Pro-Blend(R) Conservative Term Series Class W | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Pro-Blend(R) Conservative Term Series Class W | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Pro-Blend(R) Conservative Term Series Class W | U.S. Government Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Pro-Blend(R) Conservative Term Series Class W | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Pro-Blend(R) Conservative Term Series Class W | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Pro-Blend(R) Conservative Term Series Class W | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Pro-Blend(R) Conservative Term Series Class W | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Pro-Blend(R) Conservative Term Series Class W | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Pro-Blend(R) Conservative Term Series Class W | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Pro-Blend(R) Conservative Term Series Class W | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Pro-Blend(R) Conservative Term Series Class W | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Pro-Blend(R) Conservative Term Series Class W | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Pro-Blend(R) Conservative Term Series Class W | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Pro-Blend(R) Moderate Term Series Class S | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.90%
Pro-Blend(R) Moderate Term Series Class S | Cash, short-term investment, and other assets, less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Pro-Blend(R) Moderate Term Series Class S | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Pro-Blend(R) Moderate Term Series Class S | U.S. Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Pro-Blend(R) Moderate Term Series Class S | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Pro-Blend(R) Moderate Term Series Class S | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Pro-Blend(R) Moderate Term Series Class S | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Pro-Blend(R) Moderate Term Series Class S | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Pro-Blend(R) Moderate Term Series Class S | U.S. Government Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Pro-Blend(R) Moderate Term Series Class S | U.S. Treasury Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Pro-Blend(R) Moderate Term Series Class S | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Pro-Blend(R) Moderate Term Series Class S | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Pro-Blend(R) Moderate Term Series Class S | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Pro-Blend(R) Moderate Term Series Class S | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Pro-Blend(R) Moderate Term Series Class S | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Pro-Blend(R) Moderate Term Series Class S | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Pro-Blend(R) Moderate Term Series Class S | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Pro-Blend(R) Moderate Term Series Class S | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Pro-Blend(R) Moderate Term Series Class S | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Pro-Blend(R) Moderate Term Series Class S | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Pro-Blend(R) Moderate Term Series Class I | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.90%
Pro-Blend(R) Moderate Term Series Class I | Cash, short-term investment, and other assets, less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Pro-Blend(R) Moderate Term Series Class I | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Pro-Blend(R) Moderate Term Series Class I | U.S. Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Pro-Blend(R) Moderate Term Series Class I | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Pro-Blend(R) Moderate Term Series Class I | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Pro-Blend(R) Moderate Term Series Class I | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Pro-Blend(R) Moderate Term Series Class I | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Pro-Blend(R) Moderate Term Series Class I | U.S. Government Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Pro-Blend(R) Moderate Term Series Class I | U.S. Treasury Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Pro-Blend(R) Moderate Term Series Class I | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Pro-Blend(R) Moderate Term Series Class I | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Pro-Blend(R) Moderate Term Series Class I | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Pro-Blend(R) Moderate Term Series Class I | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Pro-Blend(R) Moderate Term Series Class I | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Pro-Blend(R) Moderate Term Series Class I | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Pro-Blend(R) Moderate Term Series Class I | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Pro-Blend(R) Moderate Term Series Class I | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Pro-Blend(R) Moderate Term Series Class I | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Pro-Blend(R) Moderate Term Series Class I | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Pro-Blend(R) Moderate Term Series Class R | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.90%
Pro-Blend(R) Moderate Term Series Class R | Cash, short-term investment, and other assets, less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Pro-Blend(R) Moderate Term Series Class R | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Pro-Blend(R) Moderate Term Series Class R | U.S. Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Pro-Blend(R) Moderate Term Series Class R | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Pro-Blend(R) Moderate Term Series Class R | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Pro-Blend(R) Moderate Term Series Class R | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Pro-Blend(R) Moderate Term Series Class R | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Pro-Blend(R) Moderate Term Series Class R | U.S. Government Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Pro-Blend(R) Moderate Term Series Class R | U.S. Treasury Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Pro-Blend(R) Moderate Term Series Class R | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Pro-Blend(R) Moderate Term Series Class R | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Pro-Blend(R) Moderate Term Series Class R | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Pro-Blend(R) Moderate Term Series Class R | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Pro-Blend(R) Moderate Term Series Class R | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Pro-Blend(R) Moderate Term Series Class R | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Pro-Blend(R) Moderate Term Series Class R | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Pro-Blend(R) Moderate Term Series Class R | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Pro-Blend(R) Moderate Term Series Class R | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Pro-Blend(R) Moderate Term Series Class R | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Pro-Blend(R) Moderate Term Series Class L | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.90%
Pro-Blend(R) Moderate Term Series Class L | Cash, short-term investment, and other assets, less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Pro-Blend(R) Moderate Term Series Class L | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Pro-Blend(R) Moderate Term Series Class L | U.S. Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Pro-Blend(R) Moderate Term Series Class L | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Pro-Blend(R) Moderate Term Series Class L | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Pro-Blend(R) Moderate Term Series Class L | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Pro-Blend(R) Moderate Term Series Class L | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Pro-Blend(R) Moderate Term Series Class L | U.S. Government Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Pro-Blend(R) Moderate Term Series Class L | U.S. Treasury Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Pro-Blend(R) Moderate Term Series Class L | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Pro-Blend(R) Moderate Term Series Class L | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Pro-Blend(R) Moderate Term Series Class L | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Pro-Blend(R) Moderate Term Series Class L | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Pro-Blend(R) Moderate Term Series Class L | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Pro-Blend(R) Moderate Term Series Class L | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Pro-Blend(R) Moderate Term Series Class L | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Pro-Blend(R) Moderate Term Series Class L | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Pro-Blend(R) Moderate Term Series Class L | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Pro-Blend(R) Moderate Term Series Class L | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Pro-Blend(R) Moderate Term Series Class W | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.90%
Pro-Blend(R) Moderate Term Series Class W | Cash, short-term investment, and other assets, less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Pro-Blend(R) Moderate Term Series Class W | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Pro-Blend(R) Moderate Term Series Class W | U.S. Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Pro-Blend(R) Moderate Term Series Class W | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Pro-Blend(R) Moderate Term Series Class W | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Pro-Blend(R) Moderate Term Series Class W | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Pro-Blend(R) Moderate Term Series Class W | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Pro-Blend(R) Moderate Term Series Class W | U.S. Government Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Pro-Blend(R) Moderate Term Series Class W | U.S. Treasury Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Pro-Blend(R) Moderate Term Series Class W | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Pro-Blend(R) Moderate Term Series Class W | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Pro-Blend(R) Moderate Term Series Class W | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Pro-Blend(R) Moderate Term Series Class W | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Pro-Blend(R) Moderate Term Series Class W | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Pro-Blend(R) Moderate Term Series Class W | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Pro-Blend(R) Moderate Term Series Class W | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Pro-Blend(R) Moderate Term Series Class W | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Pro-Blend(R) Moderate Term Series Class W | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Pro-Blend(R) Moderate Term Series Class W | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Pro-Blend(R) Extended Term Series Class S | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.80%
Pro-Blend(R) Extended Term Series Class S | Cash, short-term investment, and other assets, less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Pro-Blend(R) Extended Term Series Class S | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Pro-Blend(R) Extended Term Series Class S | U.S. Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Pro-Blend(R) Extended Term Series Class S | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Pro-Blend(R) Extended Term Series Class S | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Pro-Blend(R) Extended Term Series Class S | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Pro-Blend(R) Extended Term Series Class S | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Pro-Blend(R) Extended Term Series Class S | U.S. Government Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Pro-Blend(R) Extended Term Series Class S | U.S. Treasury Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Pro-Blend(R) Extended Term Series Class S | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Pro-Blend(R) Extended Term Series Class S | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Pro-Blend(R) Extended Term Series Class S | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Pro-Blend(R) Extended Term Series Class S | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Pro-Blend(R) Extended Term Series Class S | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Pro-Blend(R) Extended Term Series Class S | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Pro-Blend(R) Extended Term Series Class S | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Pro-Blend(R) Extended Term Series Class S | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Pro-Blend(R) Extended Term Series Class S | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Pro-Blend(R) Extended Term Series Class S | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Pro-Blend(R) Extended Term Series Class I | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.80%
Pro-Blend(R) Extended Term Series Class I | Cash, short-term investment, and other assets, less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Pro-Blend(R) Extended Term Series Class I | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Pro-Blend(R) Extended Term Series Class I | U.S. Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Pro-Blend(R) Extended Term Series Class I | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Pro-Blend(R) Extended Term Series Class I | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Pro-Blend(R) Extended Term Series Class I | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Pro-Blend(R) Extended Term Series Class I | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Pro-Blend(R) Extended Term Series Class I | U.S. Government Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Pro-Blend(R) Extended Term Series Class I | U.S. Treasury Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Pro-Blend(R) Extended Term Series Class I | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Pro-Blend(R) Extended Term Series Class I | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Pro-Blend(R) Extended Term Series Class I | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Pro-Blend(R) Extended Term Series Class I | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Pro-Blend(R) Extended Term Series Class I | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Pro-Blend(R) Extended Term Series Class I | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Pro-Blend(R) Extended Term Series Class I | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Pro-Blend(R) Extended Term Series Class I | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Pro-Blend(R) Extended Term Series Class I | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Pro-Blend(R) Extended Term Series Class I | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Pro-Blend(R) Extended Term Series Class R | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.80%
Pro-Blend(R) Extended Term Series Class R | Cash, short-term investment, and other assets, less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Pro-Blend(R) Extended Term Series Class R | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Pro-Blend(R) Extended Term Series Class R | U.S. Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Pro-Blend(R) Extended Term Series Class R | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Pro-Blend(R) Extended Term Series Class R | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Pro-Blend(R) Extended Term Series Class R | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Pro-Blend(R) Extended Term Series Class R | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Pro-Blend(R) Extended Term Series Class R | U.S. Government Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Pro-Blend(R) Extended Term Series Class R | U.S. Treasury Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Pro-Blend(R) Extended Term Series Class R | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Pro-Blend(R) Extended Term Series Class R | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Pro-Blend(R) Extended Term Series Class R | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Pro-Blend(R) Extended Term Series Class R | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Pro-Blend(R) Extended Term Series Class R | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Pro-Blend(R) Extended Term Series Class R | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Pro-Blend(R) Extended Term Series Class R | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Pro-Blend(R) Extended Term Series Class R | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Pro-Blend(R) Extended Term Series Class R | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Pro-Blend(R) Extended Term Series Class R | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Pro-Blend(R) Extended Term Series Class L | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.80%
Pro-Blend(R) Extended Term Series Class L | Cash, short-term investment, and other assets, less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Pro-Blend(R) Extended Term Series Class L | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Pro-Blend(R) Extended Term Series Class L | U.S. Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Pro-Blend(R) Extended Term Series Class L | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Pro-Blend(R) Extended Term Series Class L | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Pro-Blend(R) Extended Term Series Class L | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Pro-Blend(R) Extended Term Series Class L | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Pro-Blend(R) Extended Term Series Class L | U.S. Government Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Pro-Blend(R) Extended Term Series Class L | U.S. Treasury Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Pro-Blend(R) Extended Term Series Class L | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Pro-Blend(R) Extended Term Series Class L | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Pro-Blend(R) Extended Term Series Class L | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Pro-Blend(R) Extended Term Series Class L | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Pro-Blend(R) Extended Term Series Class L | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Pro-Blend(R) Extended Term Series Class L | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Pro-Blend(R) Extended Term Series Class L | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Pro-Blend(R) Extended Term Series Class L | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Pro-Blend(R) Extended Term Series Class L | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Pro-Blend(R) Extended Term Series Class L | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Pro-Blend(R) Extended Term Series Class W | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.80%
Pro-Blend(R) Extended Term Series Class W | Cash, short-term investment, and other assets, less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Pro-Blend(R) Extended Term Series Class W | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Pro-Blend(R) Extended Term Series Class W | U.S. Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Pro-Blend(R) Extended Term Series Class W | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Pro-Blend(R) Extended Term Series Class W | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Pro-Blend(R) Extended Term Series Class W | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Pro-Blend(R) Extended Term Series Class W | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Pro-Blend(R) Extended Term Series Class W | U.S. Government Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Pro-Blend(R) Extended Term Series Class W | U.S. Treasury Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Pro-Blend(R) Extended Term Series Class W | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Pro-Blend(R) Extended Term Series Class W | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Pro-Blend(R) Extended Term Series Class W | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Pro-Blend(R) Extended Term Series Class W | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Pro-Blend(R) Extended Term Series Class W | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Pro-Blend(R) Extended Term Series Class W | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Pro-Blend(R) Extended Term Series Class W | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Pro-Blend(R) Extended Term Series Class W | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Pro-Blend(R) Extended Term Series Class W | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Pro-Blend(R) Extended Term Series Class W | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Pro-Blend(R) Maximum Term Series Class S | Cash, short-term investment, and liabilities, less other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Pro-Blend(R) Maximum Term Series Class S | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	87.40%
Pro-Blend(R) Maximum Term Series Class S | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Pro-Blend(R) Maximum Term Series Class S | U.S. Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Pro-Blend(R) Maximum Term Series Class S | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
Pro-Blend(R) Maximum Term Series Class S | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
Pro-Blend(R) Maximum Term Series Class S | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Pro-Blend(R) Maximum Term Series Class S | U.S. Government Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
Pro-Blend(R) Maximum Term Series Class S | U.S. Treasury Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Pro-Blend(R) Maximum Term Series Class S | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Pro-Blend(R) Maximum Term Series Class S | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Pro-Blend(R) Maximum Term Series Class S | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Pro-Blend(R) Maximum Term Series Class S | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Pro-Blend(R) Maximum Term Series Class S | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Pro-Blend(R) Maximum Term Series Class S | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.60%
Pro-Blend(R) Maximum Term Series Class S | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Pro-Blend(R) Maximum Term Series Class S | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Pro-Blend(R) Maximum Term Series Class S | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Pro-Blend(R) Maximum Term Series Class S | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Pro-Blend(R) Maximum Term Series Class I | Cash, short-term investment, and liabilities, less other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Pro-Blend(R) Maximum Term Series Class I | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	87.40%
Pro-Blend(R) Maximum Term Series Class I | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Pro-Blend(R) Maximum Term Series Class I | U.S. Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Pro-Blend(R) Maximum Term Series Class I | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
Pro-Blend(R) Maximum Term Series Class I | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
Pro-Blend(R) Maximum Term Series Class I | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Pro-Blend(R) Maximum Term Series Class I | U.S. Government Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
Pro-Blend(R) Maximum Term Series Class I | U.S. Treasury Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Pro-Blend(R) Maximum Term Series Class I | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Pro-Blend(R) Maximum Term Series Class I | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Pro-Blend(R) Maximum Term Series Class I | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Pro-Blend(R) Maximum Term Series Class I | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Pro-Blend(R) Maximum Term Series Class I | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Pro-Blend(R) Maximum Term Series Class I | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.60%
Pro-Blend(R) Maximum Term Series Class I | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Pro-Blend(R) Maximum Term Series Class I | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Pro-Blend(R) Maximum Term Series Class I | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Pro-Blend(R) Maximum Term Series Class I | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Pro-Blend(R) Maximum Term Series Class R | Cash, short-term investment, and liabilities, less other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Pro-Blend(R) Maximum Term Series Class R | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	87.40%
Pro-Blend(R) Maximum Term Series Class R | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Pro-Blend(R) Maximum Term Series Class R | U.S. Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Pro-Blend(R) Maximum Term Series Class R | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
Pro-Blend(R) Maximum Term Series Class R | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
Pro-Blend(R) Maximum Term Series Class R | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Pro-Blend(R) Maximum Term Series Class R | U.S. Government Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
Pro-Blend(R) Maximum Term Series Class R | U.S. Treasury Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Pro-Blend(R) Maximum Term Series Class R | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Pro-Blend(R) Maximum Term Series Class R | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Pro-Blend(R) Maximum Term Series Class R | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Pro-Blend(R) Maximum Term Series Class R | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Pro-Blend(R) Maximum Term Series Class R | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Pro-Blend(R) Maximum Term Series Class R | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.60%
Pro-Blend(R) Maximum Term Series Class R | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Pro-Blend(R) Maximum Term Series Class R | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Pro-Blend(R) Maximum Term Series Class R | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Pro-Blend(R) Maximum Term Series Class R | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Pro-Blend(R) Maximum Term Series Class L | Cash, short-term investment, and liabilities, less other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Pro-Blend(R) Maximum Term Series Class L | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	87.40%
Pro-Blend(R) Maximum Term Series Class L | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Pro-Blend(R) Maximum Term Series Class L | U.S. Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Pro-Blend(R) Maximum Term Series Class L | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[4]
Pro-Blend(R) Maximum Term Series Class L | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[4]
Pro-Blend(R) Maximum Term Series Class L | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Pro-Blend(R) Maximum Term Series Class L | U.S. Government Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[4]
Pro-Blend(R) Maximum Term Series Class L | U.S. Treasury Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Pro-Blend(R) Maximum Term Series Class L | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Pro-Blend(R) Maximum Term Series Class L | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Pro-Blend(R) Maximum Term Series Class L | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Pro-Blend(R) Maximum Term Series Class L | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Pro-Blend(R) Maximum Term Series Class L | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Pro-Blend(R) Maximum Term Series Class L | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.60%
Pro-Blend(R) Maximum Term Series Class L | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Pro-Blend(R) Maximum Term Series Class L | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Pro-Blend(R) Maximum Term Series Class L | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Pro-Blend(R) Maximum Term Series Class L | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Pro-Blend(R) Maximum Term Series Class W | Cash, short-term investment, and liabilities, less other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Pro-Blend(R) Maximum Term Series Class W | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	87.40%
Pro-Blend(R) Maximum Term Series Class W | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Pro-Blend(R) Maximum Term Series Class W | U.S. Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Pro-Blend(R) Maximum Term Series Class W | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[5]
Pro-Blend(R) Maximum Term Series Class W | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[5]
Pro-Blend(R) Maximum Term Series Class W | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Pro-Blend(R) Maximum Term Series Class W | U.S. Government Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[5]
Pro-Blend(R) Maximum Term Series Class W | U.S. Treasury Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Pro-Blend(R) Maximum Term Series Class W | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Pro-Blend(R) Maximum Term Series Class W | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Pro-Blend(R) Maximum Term Series Class W | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Pro-Blend(R) Maximum Term Series Class W | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Pro-Blend(R) Maximum Term Series Class W | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Pro-Blend(R) Maximum Term Series Class W | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.60%
Pro-Blend(R) Maximum Term Series Class W | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Pro-Blend(R) Maximum Term Series Class W | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Pro-Blend(R) Maximum Term Series Class W | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Pro-Blend(R) Maximum Term Series Class W | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Disciplined Value Series Class S | Cash, short-term investment, and liabilities, less other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Disciplined Value Series Class S | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.90%
Disciplined Value Series Class S | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Disciplined Value Series Class S | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Disciplined Value Series Class S | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.80%
Disciplined Value Series Class S | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
Disciplined Value Series Class S | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Disciplined Value Series Class S | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Disciplined Value Series Class S | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Disciplined Value Series Class S | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Disciplined Value Series Class S | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Disciplined Value Series Class I | Cash, short-term investment, and liabilities, less other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Disciplined Value Series Class I | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.90%
Disciplined Value Series Class I | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Disciplined Value Series Class I | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Disciplined Value Series Class I | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.80%
Disciplined Value Series Class I | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
Disciplined Value Series Class I | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Disciplined Value Series Class I | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Disciplined Value Series Class I | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Disciplined Value Series Class I | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Disciplined Value Series Class I | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Disciplined Value Series Class W | Cash, short-term investment, and liabilities, less other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Disciplined Value Series Class W | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.90%
Disciplined Value Series Class W | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Disciplined Value Series Class W | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Disciplined Value Series Class W | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.80%
Disciplined Value Series Class W | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
Disciplined Value Series Class W | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Disciplined Value Series Class W | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Disciplined Value Series Class W | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Disciplined Value Series Class W | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Disciplined Value Series Class W | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Disciplined Value Series Class Z | Cash, short-term investment, and liabilities, less other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Disciplined Value Series Class Z | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.90%
Disciplined Value Series Class Z | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Disciplined Value Series Class Z | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Disciplined Value Series Class Z | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.80%
Disciplined Value Series Class Z | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
Disciplined Value Series Class Z | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Disciplined Value Series Class Z | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Disciplined Value Series Class Z | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Disciplined Value Series Class Z | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Disciplined Value Series Class Z | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Rainier International Discovery Series Class S | Cash, short-term investment, and liabilities, less other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Rainier International Discovery Series Class S | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.30%
Rainier International Discovery Series Class S | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Rainier International Discovery Series Class S | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Rainier International Discovery Series Class S | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
Rainier International Discovery Series Class S | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Rainier International Discovery Series Class S | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.30%
Rainier International Discovery Series Class S | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Rainier International Discovery Series Class S | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Rainier International Discovery Series Class S | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Rainier International Discovery Series Class S | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Rainier International Discovery Series Class S | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Rainier International Discovery Series Class S | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Rainier International Discovery Series Class I | Cash, short-term investment, and liabilities, less other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Rainier International Discovery Series Class I | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.30%
Rainier International Discovery Series Class I | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Rainier International Discovery Series Class I | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Rainier International Discovery Series Class I | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
Rainier International Discovery Series Class I | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Rainier International Discovery Series Class I | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.30%
Rainier International Discovery Series Class I | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Rainier International Discovery Series Class I | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Rainier International Discovery Series Class I | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Rainier International Discovery Series Class I | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Rainier International Discovery Series Class I | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Rainier International Discovery Series Class I | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Rainier International Discovery Series Class W | Cash, short-term investment, and liabilities, less other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Rainier International Discovery Series Class W | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.30%
Rainier International Discovery Series Class W | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Rainier International Discovery Series Class W | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Rainier International Discovery Series Class W | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
Rainier International Discovery Series Class W | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Rainier International Discovery Series Class W | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.30%
Rainier International Discovery Series Class W | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Rainier International Discovery Series Class W | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Rainier International Discovery Series Class W | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Rainier International Discovery Series Class W | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Rainier International Discovery Series Class W | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Rainier International Discovery Series Class W | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Rainier International Discovery Series Class Z | Cash, short-term investment, and liabilities, less other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Rainier International Discovery Series Class Z | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.30%
Rainier International Discovery Series Class Z | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Rainier International Discovery Series Class Z | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Rainier International Discovery Series Class Z | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
Rainier International Discovery Series Class Z | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Rainier International Discovery Series Class Z | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.30%
Rainier International Discovery Series Class Z | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Rainier International Discovery Series Class Z | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Rainier International Discovery Series Class Z | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Rainier International Discovery Series Class Z | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Rainier International Discovery Series Class Z | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Rainier International Discovery Series Class Z | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%

[1]	Less than 0.1%.
[2]	Less than 0.1%.
[3]	Less than 0.1%.
[4]	Less than 0.1%.
[5]	Less than 0.1%.